Supplement to the
Fidelity Freedom® Index Funds
May 30, 2015
Prospectus

Effective June 14, 2016, "Fidelity" will replace "Spartan" in the fund name for each Spartan Index Fund referenced within the prospectus.

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

Each Fidelity Freedom Index Fund is comprised of multiple classes of shares. References to each Fidelity Freedom Index Fund are deemed to include class where applicable.

The following information in each "Fund Summary" section of the prospectus under the heading noted below is updated as follows:

Principal Investment Strategies

* * *

  Investing in a combination of Fidelity domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.

* * *

The following information in each "Fund Summary" section of the prospectus under the heading noted below is updated as follows:

Purchase and Sale of Shares

* * *

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

* * *

The following information replaces similar information found in the "Shareholder Information" section under the heading "Features and Policies" on page 75.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

FRX-16-01  May 13, 2016
1.923243.113

Supplement to the

Fidelity Freedom® Index Income Fund (FIKFX), Fidelity Freedom Index 2005 Fund (FJIFX), Fidelity Freedom Index 2010 Fund (FKIFX), Fidelity Freedom Index 2015 Fund (FLIFX), Fidelity Freedom Index 2020 Fund (FPIFX), Fidelity Freedom Index 2025 Fund (FQIFX), Fidelity Freedom Index 2030 Fund (FXIFX), Fidelity Freedom Index 2035 Fund (FIHFX), Fidelity Freedom Index 2040 Fund (FBIFX), Fidelity Freedom Index 2045 Fund (FIOFX), Fidelity Freedom Index 2050 Fund (FIPFX), Fidelity Freedom Index 2055 Fund (FDEWX), and Fidelity Freedom Index 2060 Fund (FDKLX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2015

Effective June 14, 2016, "Fidelity" will replace "Spartan" in the fund name for each Spartan Index Fund referenced within the Statement of Additional Information.

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

Each Fidelity Freedom Index Fund is comprised of multiple classes of shares. References to each Fidelity Freedom Index Fund are deemed to include class where applicable.

FRXB-16-01  May 13, 2016
1.923244.107

Supplement to the
Fidelity Freedom® Index Funds
Class W
June 23, 2015
Prospectus

Effective June 14, 2016, "Fidelity" will replace "Spartan" in the fund name for each Spartan Index Fund referenced within the prospectus.

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

The following information supplements information found in the "Shareholder Information" section.

Converting Shares

Each Fidelity Freedom® Index Fund will automatically convert your class of shares of the fund, which is not offered through this prospectus, to Class W shares if Class W of the same Fidelity Freedom® Index Fund is available under your plan.

Each Fidelity Freedom Index Fund may convert your Class W shares to another class of shares of the same Fidelity Freedom Index Fund that is not offered through this prospectus, if your plan is no longer eligible to offer Class W. Information on the other class of shares of each Fidelity Freedom Index Fund can be found in that class' prospectus. Investors will be notified in writing before any such conversion to the other class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

FRX-CW-16-02  May 13, 2016
1.9866976.102

Supplement to the

Fidelity Freedom® Index Income Fund Class W (FFGZX), Fidelity Freedom Index 2005 Fund Class W (FFGFX), Fidelity Freedom Index 2010 Fund Class W (FFWTX), Fidelity Freedom Index 2015 Fund Class W (FIWFX),
Fidelity Freedom Index 2020 Fund Class W (FIWTX), Fidelity Freedom Index 2025 Fund Class W (FFEDX),
Fidelity Freedom Index 2030 Fund Class W (FFEGX), Fidelity Freedom Index 2035 Fund Class W (FFEZX),
Fidelity Freedom Index 2040 Fund Class W (FFIZX), Fidelity Freedom Index 2045 Fund Class W (FFOLX),
Fidelity Freedom Index 2050 Fund Class W (FFOPX), Fidelity Freedom Index 2055 Fund Class W (FFLDX), and Fidelity Freedom Index 2060 Fund Class W (FFLEX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 23, 2015

Effective June 14, 2016, "Fidelity" will replace "Spartan" in the fund name for each Spartan Index Fund referenced within the Statement of Additional Information.

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

FRX-CWB-16-01  May 13, 2016
1.9866977.101